RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Hunter Dickinson Services Inc.
Statement [Line Items]
Services received as requested by the Company	$ 765,000	$ 914,000	$ 1,272,000
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	136,000	79,000	104,000
Transactions with related party	1,001,000	1,053,000	1,436,000
Information technology-infrastructure and support services	67,000	60,000	60,000
Office rent	33,000	0
United Mineral Services Ltd.
Statement [Line Items]
Services received as requested by the Company	0	0	813
Interest and finance charges	0	0	616
Exploration expenses and related reimbursement of third-party expenses incurred on behalf of the Company	1,151	138,009	8,442
Transactions with related party	$ 1,151	$ 138,009	$ 1,429